Organization and Business Overview - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2026
SMJ International Holdings Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Feb. 24, 2025
Percentage of direct or indirect interests	100.00%
Place of incorporation	Cayman Islands
Principal activities	Investment holding
SMJ Furnishings Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 29, 2024
Percentage of direct or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
SMJ Furnishings (S) Pte. Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Feb. 12, 1988
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Sale and distribution of flooring products.